Other income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income Expense [Abstract]
Foreign exchange gains (losses)	$ (23,168)	$ (5,935)
Contract settlements	0	59,027
Gain on change in investment accounting	0	7,032
Write off of long-term receivables	(5,926)	0
Other	(1,316)	547
Total other income (expense)	$ (30,410)	$ 60,671